Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Net loss	$ (8,186,986)	$ (8,955,357)
Adjustments for:
Amortization	4,514	5,643
Depreciation	148,464	284,681
Impairment of accounts receivable	71,614
Change in fair value of derivative liability	22,489	786,825
Impairment of inventory	(28,246)	148,760
Impairment (Gain) on recovery of notes receivable	(34,185)	(10,861)
Finance and other costs	27,614	839,374
Gain on disposal of assets	867	(24,302)
Share-based payments	664,334	504,054
Adjustments for profit loss	(7,309,521)	(6,421,183)
Net changes in non-cash working capital items:
Receivables	(471,998)	(384,977)
Inventory	(991,571)	(128,353)
Prepaids	(600,016)	696,597
Trade payables and accrued liabilities	170,823	(157,841)
Customer deposits	(277,872)	6,278
Deferred income	48,633	(11,868)
Cash used in operating activities	(9,431,522)	(6,401,347)
INVESTING ACTIVITIES
Purchase of equipment	(53,341)	(47,891)
Disposal of equipment		73,366
Repayment of notes receivable	34,185	10,861
Cash provided by (used in) investing activities	(19,156)	36,336
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	23,998,265	9,759,643
Share issue costs	(2,318,926)	(1,298,367)
Proceeds from issuance of common shares for warrants exercised	4,175,807	371,500
Repayment of loans		(83,372)
Repayment of lease liabilities	(75,173)	(170,437)
Cash provided by (used in) financing activities	25,779,973	8,578,967
Effects of exchange rate changes on cash	(10,645)	(17,021)
Change in cash	16,329,295	2,213,956
Cash and cash equivalents, beginning of period	6,252,409	3,093,612
Cash and cash equivalents, end of period	22,571,059	5,290,547
Interest paid	9,647	18,730
Share issue costs in accounts payable	$ 101,433	$ 114,432